Short Term And Long Term Investments (Scheduled Maturities Of Available-For-Sale Marketable Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Short Term And Long Term Investments [Abstract]
Amortized cost, Due within one year	$ 143,600
Amortized cost, Due after one year through five years	211,391
Estimated fair value, Due within one year	143,995
Estimated fair value, Due after one year through five years	214,136
Amortized cost, Total	354,991
Estimated fair value, Total	$ 358,131	$ 553,672